Post-balance sheet events	12 Months Ended
Mar. 31, 2021
Post-balance sheet events
Post-balance sheet events	27. Post-balance sheet events In May 2021, the Group raised approximately €1.2bn, 5-year unsecured, Eurobonds at a fixed coupon of 0.875% for general corporate purposes.